As filed with the Securities and Exchange Commission on February 22, 2008

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 85	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

BlackRock Liquidity Funds

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 797-2000

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 22, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Explanatory Note

This Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until February 22, 2008, the effectiveness of the registration statement filed in Post-Effective Amendment No. 84 on December 21, 2007, pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 85 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 84.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the BlackRock Liquidity Funds (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, and State of New York, on the 21st day of February, 2008.

BLACKROCK LIQUIDITY FUNDS

/S/ DONALD C. BURKE
Donald C. Burke President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ DONALD C. BURKE Donald C. Burke	President and Chief Executive Officer (Principal Executive Officer)	February 21, 2008

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 21, 2008

*DAVID O. BEIM David O. Beim	Trustee

*RICHARD S. DAVIS Richard S. Davis	Trustee

*RONALD W. FORBES Ronald W. Forbes	Trustee

*HENRY GABBAY Henry Gabbay	Trustee

*MATINA HORNER Matina Horner	Trustee

*RODNEY D. JOHNSON Rodney D. Johnson	Trustee

*HERBERT I. LONDON Herbert I. London	Trustee

*CYNTHIA A. MONTGOMERY Cynthia A. Montgomery	Trustee

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Signature	Title	Date

*JOSEPH P. PLATT, JR. Joseph P. Platt, Jr.	Trustee

*ROBERT C. ROBB, JR. Robert C. Robb, Jr.	Trustee

*TOBY ROSENBLATT Toby Rosenblatt	Trustee

*KENNETH L. URISH Kenneth L. Urish	Trustee

*FREDERICK W. WINTER Frederick W. Winter	Trustee

*By:	/S/ DONALD C. BURKE	February 21, 2008
Donald C. Burke Attorney-in-Fact

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